Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Schedule of Revenue
The Corporation recognized the following amounts in the consolidated statements of earnings (loss):

	Year Ended December 31,
In thousands of U.S. Dollars	2019	2018
Poker revenue	793,284	892,557
Gaming revenue	792,299	585,846
Betting revenue	870,938	491,139
Other revenue from customers	69,422	56,419
Other sources of revenue	2,505	3,277
Total revenue	2,528,448	2,029,238